As filed with the Securities and Exchange Commission on 11/12/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY Growth Fund

		Shares	Value

COMMON STOCK	92.23%
Consumer Discretionary	10.41%
Dollar General Corporation		80,500	$ 1,622,075
Gentex Corporation		76,000	2,669,880
The Home Depot, Inc.		47,000	1,842,400
Jones Apparel Group, Inc.		60,000	2,148,000
Kohl's Corporation *		37,500	1,807,125
Newell Rubbermaid Inc.		85,000	1,703,400
Target Corporation		40,000	1,810,000
Time Warner Inc. *		68,200	1,100,748
The TJX Companies, Inc.		72,500	1,597,900
Tribune Company		56,000	2,304,400
			18,605,928

Consumer Staples	12.19%
Altria Group, Inc.		50,000	2,352,000
The Coca-Cola Company		52,000	2,082,600
CVS Corporation		57,000	2,401,410
Kimberly-Clark Corporation		52,000	3,358,680
The Procter & Gamble Company		61,200	3,312,144
Sara Lee Corporation		77,300	1,767,078
Sysco Corporation		52,000	1,555,840
Unilever NV - NYS		26,000	1,502,800
Wal-Mart Stores, Inc.		65,000	3,458,000
			21,790,552

Energy	10.15%
Apache Corporation		64,400	3,227,084
ChevronTexaco Corporation		45,600	2,445,984
ConocoPhillips		28,000	2,319,800
Diamond Offshore Drilling, Inc.		58,000	1,913,420
Exxon Mobil Corporation		70,000	3,383,100
Halliburton Company		82,000	2,762,580
Schlumberger Limited (1)		31,100	2,093,341
			18,145,309

Finance	15.82%
ACE Limited (1)		45,000	1,802,700
The Allstate Corporation		57,000	2,735,430
American Express Company		43,100	2,217,926
American International Group, Inc.		45,000	3,059,550
The Bank of New York Company, Inc.		55,000	1,604,350
Citigroup Inc.		71,500	3,154,580
Fannie Mae		30,000	1,902,000
H&R Block, Inc.		39,000	1,927,380
JP Morgan Chase & Co.		65,340	2,595,958
MBNA Corporation		67,000	1,688,400
Washington Mutual, Inc.		62,000	2,422,960
Wells Fargo & Company		53,000	3,160,390
			28,271,624

Health	12.46%
Abbott Laboratories		60,400	2,558,544
Baxter International Inc.		63,600	2,045,376
Boston Scientific Corporation *		47,000	1,867,310
Bristol-Myers Squibb Company		65,900	1,559,853
Johnson & Johnson		47,400	2,670,042
McKesson Corporation		60,000	1,539,000
Medco Health Solutions, Inc. *		57,700	1,782,930
Medtronic, Inc.		20,000	1,038,000
Merck & Co. Inc.		36,600	1,207,800
Pfizer Inc.		125,900	3,852,540
Quest Diagnostics Incorporated		24,500	2,161,390
			22,282,785

Industrial	11.20%
American Power Conversion Corporation		104,000	1,808,560
CANON INC. - ADR		40,000	1,886,400
Caterpillar Inc.		32,500	2,614,625
Emerson Electric Co.		27,000	1,671,030
FedEx Corp.		24,300	2,082,267
General Electric Company		160,000	5,372,800
Masco Corporation		65,000	2,244,450
Rockwell Automation, Inc.		60,000	2,322,000
			20,002,132

Materials	2.89%
Alcoa Inc.		64,500	2,166,555
Newmont Mining Corporation		66,000	3,004,980
			5,171,535

Technology	11.39%
Analog Devices, Inc.		35,200	1,365,056
Cisco Systems, Inc. *		108,000	1,954,800
Hewlett-Packard Company		87,000	1,631,250
Intel Corporation		102,300	2,052,138
International Business Machines Corporation		21,600	1,851,984
International Rectifier Corporation *		45,900	1,574,370
Microsoft Corporation		150,000	4,147,500
Nokia Oyj - ADR		143,000	1,961,960
SanDisk Corporation *		75,000	2,184,000
SunGard Data Systems Inc. *		69,400	1,649,638
			20,372,696

Telecommunications	3.35%
ALLTEL Corporation		39,400	2,163,454
UTStarcom, Inc. *		85,000	1,369,350
Verizon Communications Inc.		61,900	2,437,622
			5,970,426

Utilities	2.40%
Duke Energy Corporation		54,500	1,247,505
Nicor Inc.		41,400	1,519,380
Progress Energy, Inc.		35,900	1,520,006
			4,286,891

TOTAL COMMON STOCK
(cost $121,555,032)			164,899,878

		Principal
		Amount
COMMERCIAL PAPER	6.44%
American General Finance Corporation:
1.730%, 10/18/04		$ 1,000,000	999,183
1.760%, 10/18/04		300,000	299,751
Federal Home Loan Mortgage Corporation
1.550%, 10/05/04		500,000	499,914
General Electric Capital Corporation:
1.680%, 10/15/04		805,000	804,474
1.700%, 10/18/04		465,000	464,627
Household Finance Corporation:
1.600%, 10/06/04		1,850,000	1,849,589
1.770%, 10/26/04		1,100,000	1,098,648
Prudential Funding Corporation
1.700%, 10/20/04		2,750,000	2,747,533
Toyota Motor Credit Corporation
1.770%, 10/22/04		2,750,000	2,747,161

TOTAL COMMERCIAL PAPER
(cost $11,510,880)			11,510,880

		Shares

MONEY MARKET FUNDS	1.21%
Federated Prime Obligations Fund - Institutional Shares		14,273	14,273
Harris Insight Money Market Fund - Institutional Shares		60,285	60,285
Janus Money Market Fund - Institutional Shares		2,085,495	2,085,495

TOTAL MONEY MARKET FUNDS
(cost $2,160,053)			2,160,053

TOTAL INVESTMENTS	99.88%
(cost $136,225,965)			178,570,811

OTHER ASSETS LESS LIABILITIES	0.12%		221,966
NET ASSETS	100.00%		$ 178,792,777

* Non-income producing.

(1) Foreign Security.

NYS - New York Shares.

ADR - American Depositary Receipt.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY Balanced Fund

		Shares	Value

COMMON STOCK	59.61%
Consumer Discretionary	5.75%
Dollar General Corporation		4,000	$ 80,600
Gentex Corporation		5,000	175,650
The Home Depot, Inc.		5,300	207,760
Jones Apparel Group, Inc.		4,900	175,420
Kohl's Corporation *		3,200	154,208
Newell Rubbermaid Inc.		6,000	120,240
Target Corporation		4,000	181,000
The TJX Companies, Inc.		3,000	66,120
Tribune Company		4,200	172,830
			1,333,828

Consumer Staples	6.77%
Altria Group, Inc.		3,500	164,640
The Coca-Cola Company		4,500	180,225
CVS Corporation		5,000	210,650
Kimberly-Clark Corporation		4,200	271,278
The Procter & Gamble Company		5,000	270,600
Sara Lee Corporation		6,000	137,160
Sysco Corporation		4,100	122,672
Wal-Mart Stores, Inc.		4,000	212,800
			1,570,025

Energy	5.69%
Apache Corporation		5,000	250,550
ConocoPhillips		3,000	248,550
Diamond Offshore Drilling, Inc.		4,800	158,352
Exxon Mobil Corporation		5,300	256,149
Halliburton Company		9,000	303,210
Schlumberger Limited (1)		1,500	100,965
			1,317,776

Finance	11.81%
ACE Limited (1)		4,000	160,240
The Allstate Corporation		4,500	215,955
American Express Company		3,400	174,964
American International Group, Inc.		4,000	271,960
Bank of America Corporation		5,110	221,416
The Bank of New York Company, Inc.		6,700	195,439
Citigroup Inc.		6,093	268,823
Fannie Mae		3,900	247,260
H&R Block, Inc.		3,000	148,260
JP Morgan Chase & Co.		4,620	183,553
MBNA Corporation		7,000	176,400
Washington Mutual, Inc.		4,500	175,860
Wells Fargo & Company		5,000	298,150
			2,738,280

Health	8.53%
Abbott Laboratories		5,200	220,272
Baxter International Inc.		4,300	138,288
Boston Scientific Corporation *		3,400	135,082
Bristol-Myers Squibb Company		5,900	139,653
Johnson & Johnson		4,500	253,485
McKesson Corporation		4,800	123,120
Medco Health Solutions, Inc. *		6,000	185,400
Medtronic, Inc.		2,800	145,320
Merck & Co. Inc.		4,500	148,500
Pfizer Inc.		9,000	275,400
Quest Diagnostics Incorporated		2,400	211,728
			1,976,248

Industrial	6.95%
American Power Conversion Corporation		8,000	139,120
CANON INC. - ADR		3,500	165,060
Caterpillar Inc.		2,200	176,990
Emerson Electric Co.		2,800	173,292
FedEx Corp.		1,800	154,242
General Electric Company		13,000	436,540
Masco Corporation		5,000	172,650
Rockwell Automation, Inc.		5,000	193,500
			1,611,394

Materials	2.00%
Alcoa Inc.		7,000	235,130
Newmont Mining Corporation		5,000	227,650
			462,780

Technology	7.61%
Cisco Systems, Inc. *		11,800	213,580
Hewlett-Packard Company		6,200	116,250
Intel Corporation		10,500	210,630
International Business Machines Corporation		2,400	205,776
International Rectifier Corporation *		4,000	137,200
Microsoft Corporation		13,500	373,275
Nokia Oyj - ADR		12,000	164,640
SanDisk Corporation *		6,000	174,720
SunGard Data Systems Inc. *		7,000	166,390
			1,762,461

Telecommunications	2.29%
ALLTEL Corporation		4,000	219,640
UTStarcom, Inc. *		8,700	140,157
Verizon Communications Inc.		4,322	170,200
			529,997

Utilities	2.21%
Duke Energy Corporation		10,100	231,189
Nicor Inc.		3,500	128,450
Progress Energy, Inc.		3,600	152,424
			512,063

TOTAL COMMON STOCK
(cost $10,688,015)			13,814,852

		Principal
		Amount

BONDS AND NOTES	35.06%
Asset Backed	3.60%
Banc One Home Equity Trust
7.310%, 06/25/29		$ 51,958	$ 52,388
Chemical Master Credit Card Trust 1
5.980%, 09/15/08		200,000	207,624
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		150,000	143,326
CPL Transition Funding, LLC
3.540%, 01/15/07		68,367	68,661
Federal Home Loan Mortgage Corp.
6.400%, 09/25/28		250,000	249,785
Green Tree Financial Corporation
6.870%, 01/15/29		58,964	62,943
Sears Credit Account Master Trust
5.650%, 03/17/09		50,000	50,387
			835,114

Auto	0.50%
General Motors Acceptance Corp.
8.875%, 06/01/10		100,000	115,729

Banking	1.00%
Citicorp
7.200%, 06/15/07		100,000	110,056
Inter-American Development Bank
8.875%, 06/01/09		100,000	121,983
			232,039

Finance	1.65%
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $149,681, Acquired 05/18/04) (4)		150,000	153,529
General Electric Capital Corporation
3.000%, 06/27/18 (3)		250,000	229,085
			382,614

Manufacturing	0.45%
General Electric Company
5.000%, 02/01/13		100,000	102,844

Mortgage Backed	12.41%
Federal Home Loan Mortgage Corp.:
10.150%, 04/15/06		34	34
6.000%, 12/15/08		107,722	110,727
4.000%, 11/15/18		300,000	274,577
7.000%, 07/25/32		170,783	180,744
Federal National Mortgage Association:
5.000%, 02/01/14		443,011	458,395
4.500%, 06/25/18		200,000	192,806
5.500%, 02/01/33		155,289	157,792
6.500%, 02/25/44		164,733	176,340
6.500%, 05/25/44		144,988	155,290
Government National Mortgage Association:
9.500%, 06/15/09		1,296	1,423
9.500%, 08/15/09		624	685
4.500%, 05/20/14		87,900	86,419
9.000%, 07/15/16		8,212	9,228
6.500%, 07/15/29		37,296	39,445
6.000%, 06/15/31		149,766	155,604
6.000%, 02/15/32		94,922	98,568
Morgan Stanley Dean Witter Capital I
5.740%, 12/15/35		200,000	214,956
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		96,867	101,468
Wachovia Bank Commercial Mortgage Trust:
4.445%, 11/15/35		250,000	251,945
5.412%, 07/15/41		200,000	208,652
			2,875,098

Telephone Utility	0.92%
BellSouth Capital Funding Corp.
6.040%, 11/15/26		200,000	212,378

U.S. Government Agencies	8.08%
Federal Home Loan Bank:
1.600%, 04/05/07 (3)		150,000	148,922
3.000%, 03/30/11 (3)		150,000	149,807
4.000%, 07/02/15 (3)		200,000	194,552
4.250%, 06/19/18 (3)		100,000	97,145
4.000%, 06/26/18 (3)		150,000	143,630
4.250%, 06/26/18 (3)		100,000	97,088
4.250%, 07/17/18 (3)		150,000	142,915
4.250%, 07/23/18 (3)		200,000	190,516
Federal Home Loan Mortgage Corp.:
4.375%, 02/04/10		200,000	200,113
6.250%, 03/05/12		300,000	316,477
New Valley Generation IV
4.687%, 01/15/22		194,955	192,187
			1,873,352

U.S. Government Obligations	6.45%
U.S. Treasury Bond:
7.500%, 11/15/16		100,000	128,512
U.S. Treasury Note:
6.875%, 05/15/06		200,000	214,031
3.125%, 05/15/07		150,000	151,266
2.750%, 08/15/07		100,000	99,727
2.625%, 05/15/08		100,000	98,535
3.875%, 05/15/09		250,000	256,074
3.375%, 01/15/12 (2)		106,824	121,041
3.000%, 07/15/12 (2)		105,495	116,815
1.875%, 07/15/13 (2)		154,914	157,546
4.250%, 11/15/13		150,000	151,934
			1,495,481

TOTAL BONDS AND NOTES
(cost $7,908,502)			8,124,649

COMMERCIAL PAPER	0.97%
LaSalle Bank Corporation
1.600%, 10/04/04		225,000	224,970

TOTAL COMMERCIAL PAPER
(cost $224,970)			224,970

		Shares
MONEY MARKET FUNDS	4.07%
Federated Prime Obligations Fund - Institutional Shares		507,312	507,312
Janus Money Market Fund - Institutional Shares		434,780	434,780

TOTAL MONEY MARKET FUNDS
(cost $942,092)			942,092

TOTAL INVESTMENTS	99.71%
(cost $19,763,579)			23,106,563

OTHER ASSETS LESS LIABILITIES	0.29%		68,408

NET ASSETS	99.99%		$ 23,174,971

* Non-income producing.

(1) Foreign Security.

(2) United States Treasury Inflation Index Note.

(3) Variable rate security. The rate shown is in effect on September 30, 2004.

(4) Restricted under Rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY Tax Exempt Bond Fund

		Principal
		Amount	Value

MUNICIPAL BONDS	97.59%
(Tax Exempt)
Alabama	1.87%
Alabama State Public School and College Authority, Series A
5.000%, 02/01/08		$ 250,000	$ 271,322

Arizona	11.36%
Maricopa County, School District #3 Tempe Elementary
Arizona Unlimited General Obligation
5.000%, 07/01/12		500,000	556,980
Maricopa County, School District #93 Cave Creek
Arizona Unlimited General Obligation, Series B
6.400%, 07/01/06		500,000	538,680
Maricopa County, School District #11 Peoria
Arizona Unlimited General Obligation
5.000%, 07/01/09		500,000	550,485
			1,646,145

California	5.17%
California State Economic Development Unlimited
General Obligation, Series A
5.000%, 07/01/10		400,000	443,524
City of Fresno, California Sewer System
Revenue Bond, Series A-1
6.250%, 09/01/14		250,000	305,147
			748,671

Colorado	3.90%
Arapahoe County, School District #5 Cherry Creek
Colorado Unlimited General Obligation
5.500%, 12/15/09		500,000	564,695

Florida	7.53%
Broward County, Florida, Resource
Recovery Revenue Bond, Series A
5.375%, 12/01/10		750,000	819,645
Seacoast, Florida Utilities Authority Water and
Sewer Utility Revenue Bond
5.000%, 03/01/08		250,000	271,615
			1,091,260

Georgia	4.26%
Atlanta, Georgia Airport Revenue Bond,
Series A
5.750%, 01/01/11		250,000	282,443
Dekalb County, Georgia Special Recreation Tax District
Unlimited General Obligation
5.000%, 12/01/11		300,000	335,520
			617,963

Illinois	5.05%
Northwest Suburban Municipal Joint Action
Water Agency Illinois Contract Revenue Bond
6.450%, 05/01/07		400,000	443,076
Regional Transportation Authority Illinois
Limited General Obligation
5.750%, 06/01/11		250,000	288,197
			731,273

Indiana	3.98%
Indiana University Trustee Revenue Bond,
Student Fees, Series K
5.700%, 08/01/10		550,000	577,181

Massachusetts	0.76%
Massachusetts State Grant Anticipation
Notes Revenue Bond, Series B
5.000%, 12/15/08		100,000	109,542

Michigan	11.04%
Dearborn, Michigan Sewer System
Unlimited General Obligation, Series B
4.000%, 04/01/11		475,000	498,147
Michigan State Building Authority State Police
Commission Revenue Bond
5.250%, 10/01/10		600,000	673,128
Michigan State Hospital Financing Authority
Ascension Health Credit Revenue Bond
Series A
5.500%, 11/15/06		400,000	428,376
			1,599,651

Missouri	5.83%
Cape Girardeau, Missouri Waterworks
System Revenue Bond
7.450%, 03/01/05		190,000	194,575
Missouri State Environmental Improvement
and Energy Resource Authority Pollution
Control Revenue Bond
5.250%, 12/01/09		250,000	268,533
Missouri State Health and Educational
Facilities Revenue Bond		350,000	382,102
6.000%, 05/15/07
			845,210

New Jersey	1.86%
Essex County, New Jersey Unlimited General
Obligation
5.000%, 08/01/07		250,000	269,660

New York	1.87%
New York City Industrial Development Agency
Civic Facility Revenue Bond
5.000%, 11/15/07		250,000	271,140

North Carolina	1.94%
North Carolina Eastern Municipal Power
Agency Power System Revenue Bond, Series B
7.000%, 01/01/08		250,000	281,252

Oklahoma	1.90%
Oklahoma State Capital Improvement Authority State
Highway Revenue Bond
5.000%, 06/01/09		250,000	275,242

Tennessee	5.29%
Montgomery County Tennessee Unlimited
General Obligation
4.750%, 05/01/13		700,000	767,270

Texas	10.98%
Alvarado, Texas Independent School District
Unlimited General Obligation
6.800%, 02/15/10		420,000	497,654
Houston Texas Utility System Revenue Bond, Series A
5.250%, 05/15/10		500,000	557,895
United Independent School District, Texas
Unlimited General Obligation
6.700%, 08/15/08		465,000	534,978
			1,590,527

Utah	3.89%
Iron County, Utah School District
Unlimited General Obligation
5.500%, 01/15/10		500,000	562,700

Washington	2.61%
Washington State Public Power Supply Systems Nuclear
Project #2 Revenue Bond, Series A
5.750%, 07/01/09		335,000	378,517

Wisconsin	6.50%
Milwaukee, Wisconsin Unlimited General Obligation, Series P
5.000%, 12/15/07		500,000	542,170
Wisconsin Housing and Economic Development
Authority Revenue Bond, Series C
4.350%, 11/01/09		385,000	400,408
			942,578

TOTAL MUNICIPAL BONDS
(cost $13,507,644)			14,141,799
		Shares
TAX EXEMPT MONEY MARKET FUNDS	5.76%
Vanguard Tax-Exempt Money Market Fund		834,620	834,620

TOTAL TAX EXEMPT MONEY MARKET FUNDS
(cost $834,620)			834,620

TOTAL INVESTMENTS	103.35%
(cost $14,342,264)			14,976,419

OTHER LIABILITES LESS ASSETS	-3.35%		(485,232)

NET ASSETS	100.00%		$ 14,491,187

COUNTRY Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY Short-Term Bond Fund

		Principal
		Amount	Value

BONDS AND NOTES	80.95%
Asset Backed	9.64%
Americredit Automobile Receivables Trust:
4.610%, 01/12/09		$ 300,000	$ 305,220
3.480%, 05/06/10		500,000	504,641
Atlantic City Electric Transition Funding, LLC
2.890%, 07/20/10		444,893	444,543
Banc One Home Equity Trust
7.310%, 06/25/29		129,894	130,971
Bank One Issuance Trust
1.790%, 10/15/09 (2)		500,000	500,101
Centerpoint Energy Transition Bond Company
3.840%, 09/15/07		365,066	368,525
CIT Equipment Collateral
4.030%, 01/20/06		108,115	108,635
Citibank Credit Card Issuance Trust
4.100%, 12/07/06		1,000,000	1,004,091
CPL Transition Funding, LLC
3.540%, 01/15/07		113,945	114,434
Ford Credit Auto Owner Trust
3.620%, 01/15/06		114,516	114,749
Honda Auto Receivables Owner Trust
3.500%, 10/17/05		13,530	13,541
Toyota Auto Receivables Owner Trust
4.000%, 07/15/08		500,000	503,601
			4,113,052

Corporate Bonds	15.40%
American Honda Finance Corporation
2.875%, 04/03/06 (Cost $500,000, Acquired 03/21/03) (1)		500,000	500,160
Ameritech Capital Funding
5.950%, 01/15/38		550,000	555,391
Baltimore Gas and Electric Company
6.730%, 06/12/12		300,000	335,383
Bank One Corporation
1.950%, 02/27/06 (2)		500,000	501,343
Caterpillar Financial Services Corporation
4.750%, 05/15/06		400,000	407,787
Central Telephone Company
7.040%, 09/21/07		500,000	552,387
Gannett Co., Inc.
4.950%, 04/01/05		500,000	506,034
General Motors Acceptance Corporation
5.625%, 05/15/09		400,000	407,766
Marshall & Ilsley Bank
2.900%, 08/18/09		272,727	269,024
Merrill Lynch & Co., Inc.
4.540%, 03/08/05		500,000	504,814
Rowan Companies, Inc.
5.880%, 03/15/12		1,055,000	1,137,860
USAA Capital Corporation
3.130%, 12/15/05 (Cost $400,000, Acquired 12/05/02) (1)		400,000	402,051
U.S. Central Credit Union
2.700%, 09/30/09		500,000	488,750
			6,568,750

Mortgage Backed	31.96%
Banc of America Commercial Mortgage Inc.
4.334%, 06/11/35		203,916	206,683
Federal Home Loan Mortgage Corp.:
5.500%, 12/15/05		153,441	155,421
5.500%, 03/01/09		183,424	188,903
2.478%, 05/15/10		500,000	489,998
6.000%, 11/15/11		412,807	423,583
6.900%, 03/15/13		531,551	545,749
4.500%, 05/01/13		1,096,409	1,108,550
5.500%, 10/01/14		237,289	246,299
6.500%, 03/01/15		234,824	248,658
Federal National Mortgage Association:
6.500%, 03/01/08		189,311	199,755
5.000%, 03/01/10		263,069	268,676
5.000%, 03/01/13		331,123	342,622
4.500%, 04/01/13		359,550	366,453
5.000%, 04/01/13		288,512	298,531
5.000%, 05/01/13		355,043	367,372
5.500%, 06/01/13		262,074	274,124
4.500%, 09/01/13		420,013	428,077
5.500%, 10/01/13		585,308	612,218
5.000%, 02/01/14		664,516	687,592
3.500%, 02/25/15		351,364	351,045
6.500%, 05/01/19		219,885	231,849
6.500%, 02/25/44		411,833	440,851
6.500%, 05/25/44		483,294	517,634
First Nationwide Trust
6.750%, 10/21/31		385,116	390,659
First Union National Bank Commercial Mortgage
5.196%, 08/15/33		384,874	392,841
GE Capital Commercial Mortgage Corporation
5.033%, 12/10/35		639,971	657,944
Government National Mortgage Association
4.104%, 03/16/18		995,888	1,006,406
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		532,766	558,072
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/36		293,070	293,697
Small Business Administration Participation Certificates
3.530%, 05/01/13		511,114	507,399
Structured Asset Securities Corporation
5.540%, 11/25/32		400,000	405,258
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/35		425,074	421,195
			13,634,114
U.S. Government Agencies	20.51%
Federal Home Loan Bank:
2.125%, 12/15/04		1,000,000	1,000,436
1.600%, 04/05/07 (2)		700,000	694,971
3.500%, 04/22/08		500,000	496,526
3.375%, 07/21/08		500,000	497,240
3.000%, 03/30/11 (2)		750,000	749,036
3.500%, 01/30/14 (2)		700,000	700,876
4.000%, 02/27/14 (2)		700,000	703,108
Federal Home Loan Mortgage Corp.:
2.375%, 02/15/07		500,000	493,418
4.250%, 05/04/09		600,000	602,956
Federal National Mortgage Association
3.125%, 07/15/06		500,000	503,616
Overseas Private Investment Company
2.410%, 06/15/09		700,000	692,412
Private Export Funding
7.650%, 05/15/06		1,500,000	1,617,246
			8,751,841

U.S. Government Obligations
U.S. Treasury Note	3.44%
1.250%, 05/31/05		1,475,000	1,467,395

TOTAL BONDS AND NOTES
(cost $34,292,769)			34,535,152

COMMERCIAL PAPER	11.10%
The Coca-Cola Company
1.760%, 10/22/04		600,000	599,384
Federal Home Loan Mortgage Corp.
1.550%, 10/05/04		970,000	969,833
Federal National Mortgage Association
1.760%, 11/05/04		150,000	149,743
General Electric Capital Corporation
1.700%, 10/18/04		900,000	899,278
Household International Commercial Paper
1.760%, 10/20/04		635,000	634,410
Prudential Funding Corporation
1.700%, 10/20/04		1,000,000	999,103
Toyota Motor Credit Corporation
1.770%, 10/22/04		485,000	484,499
(cost $4,736,250)			4,736,250

		Shares
MONEY MARKET FUNDS	7.37%
Federated Prime Obligations Fund - Institutional Shares		1,687,207	1,687,207
Janus Money Market Fund - Institutional Shares		1,456,993	1,456,993

TOTAL MONEY MARKET FUNDS
(cost $3,144,200)			3,144,200

TOTAL INVESTMENTS	99.42%
(cost $42,173,219)			42,415,602

OTHER ASSETS LESS LIABILITIES	0.58%		248,257

NET ASSETS	100.00%		$ 42,663,859

(1) Restricted under Rule 144A of the Securities Act of 1933.

(2) Variable rate security. The rate shown is in effect on September 30, 2004.

COUNTRY Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

Bond Fund

		Principal
		Amount	Value

BONDS AND NOTES	87.41%

Asset Backed	4.12%
California Infrastructure PG & E - 1
6.420%, 09/25/08		$ 631,281	$ 656,095
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		200,000	191,101
Federal Home Loan Mortgage Corp.
6.400%, 09/25/28		500,000	499,570
Green Tree Financial Corporation
6.870%, 01/15/29		117,929	125,886
Sears Credit Account Master Trust
5.650%, 03/17/09		87,500	88,177
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/11		250,000	252,052
			1,812,881

Corporate Bond	26.86%
American General Finance Corporation
5.750%, 03/15/07		400,000	422,662
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $299,361, Acquired 05/18/04) (1)		300,000	307,057
Ameritech Capital Funding Corp.
5.950%, 01/15/38		1,000,000	1,009,801
ASIF Global Financing XIX
4.900%, 01/17/13 (Cost $249,218, Acquired 01/10/03) (1)		250,000	253,988
Baltimore Gas and Electric Company
6.730%, 06/12/12		350,000	391,280
Bank of America Corporation
6.975%, 03/07/37		250,000	297,112
Bank One Corporation
1.950%, 02/27/06 (3)		500,000	501,343
Canadian National Railway Company
6.450%, 07/15/06 (3) (4)		400,000	422,375
Central Illinois Public Service Co.
7.610%, 06/01/17		300,000	331,666
Citicorp
7.200%, 06/15/07		250,000	275,140
CSX Corporation
6.420%, 06/15/10		250,000	280,083
CSX Transportation, Inc.
6.500%, 04/15/14		600,000	682,324
Daimler-Chrysler NA Holding Co.
4.750%, 01/15/08		250,000	257,470
Delta Air Lines, Inc.
6.417%, 07/02/12		200,000	203,054
6.718%, 01/02/23		177,508	182,418
FedEx Corp.
6.720%, 01/15/22		342,500	384,391
Florida Power Corporation
4.800%, 03/01/13		300,000	301,657
Ford Motor Credit Company
7.200%, 06/15/07		300,000	324,094
General Electric Capital Corporation:
6.500%, 11/01/06		300,000	320,993
3.000%, 06/27/18 (3)		200,000	183,268
General Electric Company
5.000%, 02/01/13		300,000	308,532
General Motors Acceptance Corporation
6.750%, 01/15/06		500,000	521,545
GTE Corporation
6.360%, 04/15/06		400,000	419,956
GTE South, Inc.
6.125%, 06/15/07		200,000	214,184
Halliburton Company
6.750%, 02/01/27		100,000	113,471
Ingersoll-Rand Company
6.015%, 02/15/28		400,000	442,900
Madison Gas & Electric Co.
6.020%, 09/15/08		300,000	321,511
Merck & Co. Inc.
5.760%, 05/03/37		200,000	224,058
Northwest Airlines Inc.
7.935%, 04/01/19		565,717	618,339
Progress Energy, Inc.:
7.100%, 03/01/11		200,000	225,814
6.850%, 04/15/12		100,000	111,691
Suntrust Capital II
7.900%, 06/15/27		200,000	229,277
Union Pacific Railroad Company
6.630%, 01/27/22		400,000	453,591
Wisconsin Bell, Inc.
6.350%, 12/01/26		300,000	320,546
			11,857,591

Foreign Government	0.97%
Province of Ontario
5.500%, 10/01/08 (4)		400,000	429,233

Mortgage Backed	32.38%
Federal Home Loan Mortgage Corp.:
7.000%, 03/01/12		314,088	333,136
6.500%, 03/01/15		234,824	248,658
6.500%, 10/01/29		436,803	459,380
Federal National Mortgage Association:
5.000%, 02/01/14		797,419	825,111
4.500%, 06/25/18		1,250,000	1,205,038
5.000%, 09/25/22		700,000	684,838
5.500%, 02/01/33		388,223	394,480
6.500%, 02/25/44		483,294	517,634
6.500%, 02/25/44		411,833	440,851
Government National Mortgage Association:
4.500%, 05/20/14		351,601	345,677
4.104%, 03/16/18		597,533	603,844
6.500%, 04/15/26		283,047	299,945
8.000%, 07/15/26		149,206	163,697
6.500%, 07/15/29		211,476	223,664
7.500%, 11/15/29		224,510	241,963
6.000%, 06/15/31		1,197,977	1,244,678
6.000%, 02/15/32		221,486	229,992
5.000%, 01/15/33		1,694,223	1,690,028
4.920%, 05/16/34		600,000	600,580
Heller Financial Commercial Mortgage
7.750%, 01/17/34		400,000	465,006
JP Morgan Commercial Mortgage Finance Corp.:
7.088%, 09/15/29		556,000	600,019
5.050%, 12/12/34		300,000	309,566
Merrill Lynch Mortgage Investors, Inc.
7.370%, 11/15/31		166,041	173,880
Morgan Stanley Capital I
6.760%, 03/15/32		169,449	180,737
Nomura Asset Acceptance Corporation:
6.500%, 03/25/34		249,044	263,209
6.500%, 10/25/34		387,466	405,871
Small Business Administration Participation Certificates
4.640%, 05/01/23		667,330	669,290
Vendee Mortgage Trust
5.750%, 11/15/32		200,000	212,246
Wachovia Bank Commercial Mortgage Trust
5.412%, 08/15/41		250,000	260,815
			14,293,833

Municipal	1.37%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/15		500,000	507,150
Wisconsin State Unlimited General Obligation
6.550%, 11/01/05		95,000	98,533
			605,683

U.S. Government Agencies	15.83%
Federal Farm Credit Bank
6.690%, 09/08/10		500,000	569,132
Federal Home Loan Bank:
3.000%, 07/09/13 (3)		250,000	242,211
3.500%, 01/30/14 (3)		300,000	300,375
4.000%, 12/30/15 (3)		200,000	192,707
4.000%, 07/02/15 (3)		700,000	680,932
4.000%, 03/30/16 (3)		150,000	148,081
4.250%, 06/19/18 (3)		300,000	291,433
4.000%, 07/09/18 (3)		200,000	189,878
4.250%, 07/17/18 (3)		350,000	333,468
4.000%, 06/26/18 (3)		425,000	406,951
4.250%, 06/26/18 (3)		600,000	582,526
Federal Home Loan Mortgage Corp.:
4.375%, 02/04/10		1,000,000	1,000,564
6.250%, 03/05/12		800,000	843,938
Federal National Mortgage Association:
3.125%, 07/15/06		300,000	302,170
4.750%, 02/21/13		300,000	297,333
New Valley Generation IV
4.687%, 01/15/22		341,172	336,327
Private Export Funding
5.685%, 05/15/12		250,000	271,153
			6,989,179

U.S. Government Obligations	5.88%
U.S. Treasury Note:
3.875%, 05/15/09		500,000	512,149
3.000%, 07/15/12 (2)		1,265,940	1,401,782
1.875%, 07/15/13 (2)		309,828	315,093
2.000%, 01/15/14 (2)		359,293	367,896
			2,596,920

TOTAL BONDS AND NOTES
(cost $37,108,141)			38,585,320

COMMERCIAL PAPER	4.88%
Federal Home Loan Mortgage Corp.
1.550%, 10/05/04		365,000	364,937
General Electric Capital Corporation
1.700%, 10/18/04		310,000	309,751
Prudential Funding Corporation
1.700%, 10/20/04		1,000,000	999,103
Toyota Motor Credit Corporation
1.770%, 10/22/04		480,000	479,504
TOTAL COMMERCIAL PAPER
(cost $2,153,295)

		Shares
MONEY MARKET FUNDS	7.01%
Federated Prime Obligations Fund - Institutional Shares		1,777,513	1,777,513
Janus Money Market Fund - Institutional Shares		1,317,209	1,317,209
TOTAL MONEY MARKET FUNDS
(cost $3,094,722)			3,094,722

TOTAL INVESTMENTS	99.30%
(cost $42,356,158)			43,833,337

OTHER ASSETS LESS LIABILITIES	0.70%		311,073

NET ASSETS	100.00%		$ 44,144,410

(1) Restricted under Rule 144A of the Securities Act of 1933.

(2) United States Treasury Inflation Index Note.

(3) Variable rate security. The rate shown is in effect on September 30, 2004.

(4) Foreign Security.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)_/s/ Philip T. Nelson
Philip T. Nelson, President

Date November 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Philip T. Nelson
Philip T. Nelson, President

Date November 11, 2004

By (Signature and Title) _/s/ William J. Hanfland
William J. Hanfland, Treasurer

Date November 11, 2004

4